Financial Instruments — Fair Value Measurements (Details) - Schedule of Changes in the Fair Value - Fair Value [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Preferred stock warrant liability [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning	$ 1,610,938	$ 494,807
Balance at Ending	1,190,691	1,610,938
Issue of convertible preferred stock warrant		660,866
Issue of convertible promissory note
Issue of senior subordinated convertible promissory note and warrants
Change in fair value of convertible preferred stock warrant	(420,245)	455,265
Change in fair value of convertible promissory note
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Convertible promissory note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning
Balance at Ending	10,944,727
Issue of convertible preferred stock warrant
Issue of convertible promissory note	10,000,000
Issue of senior subordinated convertible promissory note and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of convertible promissory note	944,727
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Senior subordinated convertible promissory note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning
Balance at Ending	17,422,131
Issue of convertible preferred stock warrant
Issue of convertible promissory note
Issue of senior subordinated convertible promissory note and warrants	8,109,954
Change in fair value of convertible preferred stock warrant
Change in fair value of convertible promissory note
Change in fair value of SSCPN	9,312,177
Change in fair value of derivative financial instrument
Derivative financial instrument[ Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning
Balance at Ending	14,373,856
Issue of convertible preferred stock warrant
Issue of convertible promissory note
Issue of senior subordinated convertible promissory note and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of convertible promissory note
Change in fair value of SSCPN
Change in fair value of derivative financial instrument	$ 14,373,856